Related party transactions - Schedule of Balances and Transactions with Lloyds Banking Group Plc and Fellow Subsidiaries of the Bank (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets, included within:
Derivative financial instruments	£ 4,235	£ 3,165
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	560	840
Financial assets at fair value through profit or loss	2,321	1,862
Total financial assets	584,365	578,584
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	4,049	2,932
Derivative financial instruments	5,787	4,307
Debt securities in issue at amortised cost	49,911	57,704
Subordinated liabilities	7,211	6,935	£ 6,593
Total financial liabilities	563,440	558,394
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
Assets, included within:
Derivative financial instruments	807	1,137
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	560	840
Total financial assets	1,367	1,978
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	4,049	2,932
Derivative financial instruments	687	953
Debt securities in issue at amortised cost	19,198	18,131
Subordinated liabilities	7,336	6,919
Total financial liabilities	31,270	28,935
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank | The Group
Assets, included within:
Financial assets at fair value through profit or loss	£ 0	£ 1